Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	47,343,297
Proposed Maximum Offering Price per Unit	10.20
Maximum Aggregate Offering Price	$ 482,901,629.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,688.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is also registering such additional indeterminate number of ordinary shares as may become issuable as a result of share splits or share dividends.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) under the Securities Act based on a market value per share reference price of $10.20.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 482,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,647.06